SCHEDULE OF OTHER NON-CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets, non-current, net	$ 1,240,191	$ 1,775,540
Total	$ 1,240,191	$ 1,775,540